Cover	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	DANCE EMOTION STUDIOS, INC.
Entity Central Index Key	0002125703
Document Type	10-12G
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	39-3805695
Entity Address Address Line 1	Room 3030, 3/F
Entity Address Address Line 2	Lai Cheong Industrial Building
Entity Address Address Line 3	479 Castle Peak RoadLai Chi Kok
Entity Address City Or Town	Kowloon
Entity Address Country	HK
Entity Address Postal Zip Code	10065
City Area Code	852
Local Phone Number	9778 0702
Security 12g Title	Common Stock, $.001
Trading Symbol	LCCCU
Security Exchange Name	NASDAQ